Pay vs Performance Disclosure - USD ($)	12 Months Ended			36 Months Ended
	Jan. 29, 2023	Jan. 30, 2022	Jan. 31, 2021	Jan. 29, 2023
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

PAY VERSUS PERFORMANCE TABLE
(a)	(b)		(c)		(d)	(e)	(f)	(g)	(h)	(i)
Year	Summary Compensation Table Total for PEO ($)(1)		Compensation Actually Paid to PEO ($)(2)		Average Summary Compen- sation Table Total for Non-PEO NEOs ($)(3)	Average Compen- sation Actually Paid to Non-PEO NEOs ($)(4)	Value of Initial Fixed $100 Investment Based on:		Net Income ($)(7) (in billions)	Operating Profit ($)(8) (in billions)
	Decker	Menear	Decker	Menear			TSR ($)(5)	Peer Group TSR ($)(6)
2022	14,619,789	9,020,862	7,501,985	(2,905,659)	4,390,720	953,780	148.8	124.0	17.11	24.09
2021	N/A	13,059,751	N/A	51,702,946	5,568,673	18,194,527	168.0	149.7	16.43	22.92
2020	N/A	13,995,092	N/A	26,400,107	5,261,268	9,186,485	121.6	141.4	12.87	20.64
(1)    During Fiscal 2022, Mr. Decker and Mr. Menear each served for a period of time as our CEO, as further described in the Compensation Discussion and Analysis on page 41, and Mr. Menear was our CEO for Fiscal 2021 and Fiscal 2020. The dollar amounts reported in column (b) are the amounts of total compensation reported in the Total column of the Summary Compensation Table for Mr. Decker and Mr. Menear for the corresponding years in which each served as our CEO.
				(2) The dollar amounts reported in column (c) represent the amounts of “compensation actually paid” to Mr. Decker and Mr. Menear, as computed in accordance with Item 402(v) of Regulation S-K, for the years in which each served as our CEO. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Decker or Mr. Menear during the applicable year.
Total Shareholder Return Amount	$ 148.8	$ 168.0	$ 121.6
Peer Group Total Shareholder Return Amount	124.0	149.7	141.4
Net Income (Loss)	$ 17,100,000,000	$ 16,430,000,000	$ 12,870,000,000
Company Selected Measure Amount	24,090,000,000.00	22,920,000,000	20,640,000,000
PEO Name	Edward P. Decker			Craig A. Menear
Adjustments to Summary Compensation Table Text Block	In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the Summary Compensation Table total compensation for each year to determine the CAP:

Year	Reported Summary Compensation Table Total for PEO ($)	Reported Summary Compensation Table Value of Equity Awards ($)(a)	Equity Award Adjustments ($)(b)	Compensation Actually Paid to PEO ($)
Edward P. Decker
2022	14,619,789	(10,303,746)	3,185,942	7,501,985
Craig A. Menear
2022	9,020,862	(7,471,671)	(4,454,850)	(2,905,659)
2021	13,059,751	(7,299,482)	45,942,677	51,702,946
2020	13,995,092	(7,391,385)	19,796,400	26,400,107
(a)    Represents the total of the amounts reported in the Stock Awards and Option Awards columns in the Summary Compensation Table for the applicable year.
				(b) The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in the fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.
Equity Award Adjustments Table Text Block	The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year-End Fair Value of Unvested Equity Awards Granted in the Year ($)	Year-Over- Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year-Over- Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair-Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
Edward P. Decker
2022	7,436,069	(3,176,509)	104,189	(1,588,526)	—	410,719	3,185,942
Craig A. Menear
2022	5,526,349	(5,803,683)	171,859	(4,875,517)	—	526,142	(4,454,850)
2021	14,642,944	19,641,699	—	10,395,577	—	1,262,457	45,942,677
2020	14,523,893	7,332,478	91,627	(2,675,847)	—	524,249	19,796,400
(3)    The dollar amounts reported in column (d) represent the average of the amounts reported for our non-PEO NEOs as a group in the Total column of the Summary Compensation Table in each applicable year. The names of each of these NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) for Fiscal 2022, Mr. McPhail, Ms. Campbell, Mr. Carey, and Mr. Kinnaird; (ii) for Fiscal 2021, Mr. Decker, Mr. McPhail, Ms. Campbell, and Mr. Carey; and (iii) for Fiscal 2020, Mr. Decker, Mr. McPhail, Ms. Campbell, and Mr. Mark Holifield.
				(4) The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to our non-PEO NEOs as a group, as identified in footnote 3 above, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to these NEOs as a group during the applicable year.
Adjustments to Average Total Compensation Table Text Block	In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for these NEOs as a group for each year to determine the CAP, using the same methodology described above in footnote 2:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs ($)	Average Reported Summary Compensation Table Value of Equity Awards ($)	Average Equity Award Adjustments ($)(a)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2022	4,390,720	(2,607,911)	(829,029)	953,780
2021	5,568,673	(2,924,635)	15,550,489	18,194,527
2020	5,261,268	(2,565,582)	6,490,799	9,186,485

Total Average Equity Award Adjustments Table Text Block	The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Average Year-End Fair Value of Unvested Equity Awards Granted in the Year ($)	Year-Over- Year Average Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year-Over- Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Average Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Average Equity Award Adjustments ($)
2022	1,887,705	(1,782,926)	58,252	(1,201,233)	—	209,173	(829,029)
2021	5,866,871	6,531,207	—	2,714,008	—	438,403	15,550,489
2020	4,648,676	2,155,934	40,954	(546,219)	—	191,454	6,490,799
(5)    Cumulative TSR is calculated by dividing (a) the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by (b) the Company’s share price at the beginning of the measurement period.
(6)    Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the S&P Retail Composite Index.
(7)    The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable year.
				(8) Operating profit is defined as the Company’s net sales less the sum of the cost of sales, selling, general and administrative expense, and depreciation and amortization expense (all as determined on a 52-week basis), subject to adjustments as more fully described under “—Elements of Our Compensation Programs—Annual Cash Incentives—Potential Adjustments” and “—Elements of Our Compensation Programs—Fiscal 2022 MIP Results” in our Compensation Discussion and Analysis above. While the Company uses a number of financial performance measures for the purpose of evaluating performance for the Company’s compensation programs, the Company has determined that operating profit, as adjusted as defined in the MIP, is the financial performance measure that, in the Company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the Company to link CAP to the Company’s NEOs, for the most recently completed fiscal year, to Company performance.
Year over Year Change in Fair Value of Equity Awards Granted in Prior Years Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (1,201,233)	$ 2,714,008	$ (546,219)
Average Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(829,029)	15,550,489	6,490,799
Average Year End Fair Value of Unvested Equity Awards Granted in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,887,705	5,866,871	4,648,676
Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,782,926)	6,531,207	2,155,934
Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	58,252	0	40,954
Average Fair Value at the End of Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Average Value of Dividends or other Earnings Paid on Stock or Option Awards not otherwise reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	209,173	438,403	191,454
Ted Decker [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	14,619,789
PEO Actually Paid Compensation Amount	7,501,985
Ted Decker [Member] | Stock and Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(10,303,746)
Ted Decker [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,185,942
Ted Decker [Member] | Year End Fair Value of Unvested Equity Awards Granted in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	7,436,069
Ted Decker [Member] | Year over Year Change in Fair Value of Outstanding and Unvested Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,176,509)
Ted Decker [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	104,189
Ted Decker [Member] | Year over Year Change in Fair Value of Equity Awards Granted in Prior Years Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,588,526)
Ted Decker [Member] | Fair Value at end of Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
Ted Decker [Member] | Value of Dividends or Other Earnings Paid on Stock or Option Awards not otherwise reflected [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	410,719
Craig A. Menear [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	9,020,862	13,059,751	13,995,092
PEO Actually Paid Compensation Amount	(2,905,659)	51,702,946	26,400,107
Craig A. Menear [Member] | Stock and Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(7,471,671)	(7,299,482)	(7,391,385)
Craig A. Menear [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(4,454,850)	45,942,677	19,796,400
Craig A. Menear [Member] | Year End Fair Value of Unvested Equity Awards Granted in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	5,526,349	14,642,944	14,523,893
Craig A. Menear [Member] | Year over Year Change in Fair Value of Outstanding and Unvested Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(5,803,683)	19,641,699	7,332,478
Craig A. Menear [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	171,859	0	91,627
Craig A. Menear [Member] | Year over Year Change in Fair Value of Equity Awards Granted in Prior Years Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(4,875,517)	10,395,577	(2,675,847)
Craig A. Menear [Member] | Fair Value at end of Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Craig A. Menear [Member] | Value of Dividends or Other Earnings Paid on Stock or Option Awards not otherwise reflected [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	526,142	1,262,457	524,249
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Non-PEO NEO Average Total Compensation Amount	4,390,720	5,568,673	5,261,268
Non-PEO NEO Average Compensation Actually Paid Amount	953,780	18,194,527	9,186,485
Non-PEO NEO [Member] | Average Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (2,607,911)	$ (2,924,635)	$ (2,565,582)